Goodwill and Intangible Assets - Goodwill Allocated to CGUs (Details) - Goodwill - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 8,969	$ 8,705	$ 6,517
Canada
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,748	2,607
Group Benefits
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	1,106	1,132
Dental
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	2,283	2,232
Asia
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	684	700
Asset Management, MFS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	503	513
Asset Management, SLC Management
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,645	$ 1,521